THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 95.5%

	Shares	Value
CONSUMER DISCRETIONARY — 20.1%
Boot Barn Holdings *	91,230	$14,986,352
Dorman Products *	117,862	16,082,270
Murphy USA	26,864	14,476,204
Thor Industries	80,814	6,073,980
		51,618,806
CONSUMER STAPLES — 8.6%
Boston Beer, Cl A *	45,524	8,059,114
Darling Ingredients *	256,353	14,002,001
		22,061,115
FINANCIALS — 4.9%
Live Oak Bancshares	307,218	12,546,783

HEALTH CARE — 4.7%
US Physical Therapy	177,081	12,161,923

INDUSTRIALS — 39.6%
AGCO	104,111	12,462,087
Armstrong World Industries	71,458	11,463,292
Brink's	113,970	10,769,025
CSW Industrials	41,928	11,668,563
Enerpac Tool Group, Cl A	378,034	13,556,299
Kadant	21,575	6,779,512
Louisiana-Pacific	203,020	15,969,553
Modine Manufacturing *	25,293	6,753,737
MSA Safety	68,999	12,045,846
		101,467,914
INFORMATION TECHNOLOGY — 15.2%
Advanced Energy Industries	17,143	6,392,110
Crane NXT	284,378	14,548,779

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND
JUNE 30, 2026
(UNAUDITED)

COMMON STOCK** — (continued)

	Shares	Value
INFORMATION TECHNOLOGY — (continued)
Extreme Networks *	559,390	$18,107,454
		39,048,343

MATERIALS — 2.4%
Ingevity *	82,323	6,147,058

TOTAL COMMON STOCK
(Cost $195,486,157)		245,051,942

TOTAL INVESTMENTS— 95.5%
(Cost $195,486,157)		$245,051,942

Percentages are based on Net Assets of $256,576,747.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 95.4%

	Shares	Value
CONSUMER DISCRETIONARY — 15.6%
Boot Barn Holdings *	16,727	$2,747,744
Floor & Decor Holdings, Cl A *	21,745	1,290,783
Murphy USA	5,022	2,706,205
Thor Industries	14,396	1,082,004
		7,826,736
CONSUMER STAPLES — 8.1%
Boston Beer, Cl A *	7,436	1,316,395
Darling Ingredients *	49,871	2,723,954
		4,040,349
FINANCIALS — 4.6%
Live Oak Bancshares	56,071	2,289,940

HEALTH CARE — 4.6%
US Physical Therapy	33,299	2,286,975

INDUSTRIALS — 48.2%
AGCO	17,151	2,052,975
API Group *	66,433	2,813,437
Armstrong World Industries	10,068	1,615,109
Brink's	16,398	1,549,447
Broadridge Financial Solutions	11,592	1,587,524
Generac Holdings *	10,423	3,051,959
Louisiana-Pacific	31,710	2,494,309
Modine Manufacturing *	5,007	1,336,969
MSA Safety	11,192	1,953,899
Oshkosh	11,183	1,716,367
Valmont Industries	3,510	2,027,376
Watsco	4,605	1,919,042
		24,118,413

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
JUNE 30, 2026
(UNAUDITED)

COMMON STOCK** — (continued)

	Shares	Value
INFORMATION TECHNOLOGY — 12.0%
Crane NXT	49,521	$2,533,494
Extreme Networks *	107,953	3,494,439
		6,027,933
MATERIALS — 2.3%
Ingevity *	15,624	1,166,644

TOTAL COMMON STOCK
(Cost $36,814,275)		47,756,990

TOTAL INVESTMENTS— 95.4%
(Cost $36,814,275)		$47,756,990

Percentages are based on Net Assets of $50,060,490.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

SAM-QH-001-1100